Short-Term and Long-Term Debt (Assets Provided as Collateral for Short-Term and Long-Term Debt Payables to Financial Institutions) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Debt Instrument [Line Items]
Investment in securities	¥ 3,263,079	¥ 2,852,378
Property under facility operations	689,573	¥ 620,994
Asset Pledged as Collateral [Member]
Debt Instrument [Line Items]
Lease payments, loans and investment in operating leases	310,217
Investment in securities	324,760
Property under facility operations	231,425
Other assets and other	69,740
Total	¥ 936,142